SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2012
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Computers and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	20.00%
Computers and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
%	10.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	15.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
%	15.00%
Real Estate [Member]
Property, Plant and Equipment [Line Items]
%	4.00%